Segments and Geographic Information (Tables)	6 Months Ended
Apr. 30, 2026
Segments and Geographic Information [Abstract]
Schedule of Reportable Segments

Summarized financial information for the two reportable segments is as follows:

	Six Months Ended April 30, 2026
	Product Sales	Franchise fees	Consolidated
Revenues, net	716,105	541,584	1,257,689
Cost of revenues	44,704	1,015	45,719
Gross profit	671,401	540,569	1,211,970
Depreciation and amortization	94,757	525	95,282
Other expense (income), net	1,230,575	815,615	2,046,190
Income tax expenses (benefits)	222	(11,442)	(11,220)
Net (Loss) Income	(654,153)	(264,129)	(918,282)
	Six Months Ended April 30, 2025
	Product Sales	Franchise fees	Consolidated
Revenues, net	404,438	834,759	1,239,197
Cost of revenues	47,882	10,618	58,500
Gross profit	356,556	824,141	1,180,697
Depreciation and amortization	15,508		15,508
Other expense (income), net	7,112,270	13,709,967	20,822,237
Income tax expenses (benefits)	1,262	177,684	178,946
Net (Loss) Income	(6,772,484)	(13,063,510)	(19,835,994)

Schedule of Sales Revenues

Sales revenues comprised of the following:

	Six Months Ended
	April 30, 2026		April 30, 2025
Products sales – Non-franchisees	600,022	48%	208,701	17%
Product Sales – Franchisees	116,083	9%	195,737	16%
Franchise fees	541,584	43%	834,759	67%
Total	1,257,689	100%	1,239,197	100%

Direct costs comprised of the following:

	Six Months Ended
	April 30, 2026		April 30, 2025
Products sales – Non-franchisees	28,077	62%	10,316	18%
Product Sales – Franchisees	16,627	36%	37,566	64%
Franchise fees	1,015	2%	10,618	18%
Total	45,719	100%	58,500	100%

Gross profit comprised of the following:

	Six Months Ended
	April 30, 2026		April 30, 2025
Products sales – Non-franchisees	571,945	47%	198,385	17%
Product Sales – Franchisees	99,456	8%	158,171	13%
Franchise fees	540,569	45%	824,141	70%
Total	1,211,970	100%	1,180,697	100%